Cover	12 Months Ended
Dec. 28, 2025
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	S-4/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1495764
Entity Address Address Line 1	10501 Wayzata Blvd South
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Minnetonka
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55305
City Area Code	307
Local Phone Number	274-3055